Accounts Receivable and Other Receivables	6 Months Ended
Jun. 30, 2023
Accounts Receivable and Other Receivables [Abstract]
ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

NOTE 4 – ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

Accounts receivable and other receivables as of June 30, 2023 and December 31, 2022 are summarized as below:

	June 30, 2023	December 31, 2022
Customers by sales provision of services	€1,979,803	€3,429,596
VAT receivable	29,242	-
Others	59,484	41,541
	€2,068,529	€3,471,137
Allowance for doubtful accounts	(338,062)	(333,528)
	€1,730,467	€3,137,609

As of June 30, 2023 and December 31, 2022, the allowance for doubtful accounts of €338,062 and €333,528. During the six months ended June 30, 2023 and 2022, the Company recorded bad debt expense of €4,534 and bad debt recovery of €10,859.